Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 7,032,519	$ 5,174,693
Restricted cash	34,728
Accounts receivable, net	9,961,343	1,753,880
Inventories	6,227,456	3,902,067
Advances to suppliers and other	4,716,491	2,112,852
Prepaid expenses		495,319
Loan receivable	168,184
Other receivables	95,007	55,246
Total current assets	28,235,728	13,494,057
Property, plant and equipment, net	1,662,155	1,079,983
Intangible assets, net	8,814	11,093
Right-of-use assets, net	7,665,013	8,849,073
Deferred tax assets	33,490	36,247
TOTAL ASSETS	37,605,200	23,470,453
Current liabilities:
Accounts payable	4,729,174	4,151,749
Accrued expenses and other current liabilities	790,608	626,454
Advances from customers	711,013	542,010
Due to related parties	391,151	158,198
Short-term borrowings	6,227,165	5,756,146
Long-term loans – current portion	4,349,591
Tax payable	844,925	633,919
Total current liabilities	18,043,626	11,868,476
Long-term loans	217,523	4,707,655
Government loan
TOTAL LIABILITIES	18,261,149	16,576,131
COMMITMENTS AND CONTINGENCIES
Shareholders’ Equity:
Class A shares, 450,000,000 shares authorized; 11,000,000 shares issued and outstanding as of December 31, 2022; 8,000,000 shares issued and outstanding as of December 31, 2021	1,100	800
Class B shares, 50,000,000 shares authorized; 1,000,000 shares issued and outstanding as of December 31, 2022 and 2021	100	100
Additional paid-in capital	10,645,122	1,060,510
Statutory reserve	916,912	568,418
Retained earnings	8,164,759	5,037,292
Accumulated other comprehensive (loss) income	(383,942)	227,202
Total Shareholders’ equity	19,344,051	6,894,322
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 37,605,200	$ 23,470,453